Fair Value of Warrant Related to OEM Agreement (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Mar. 31, 2010	Dec. 31, 2012
Warrants Issued To Purchase Common Stock		500,000
Exercise Price Of Warrants Issued To Purchase Common Stock (in dollars per share)		$ 17.78
Warrants Exercised	500,000
Common Stock Issued Warrants Cashless Exercise	360,115
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation (in dollars)			$ 6.1